Vanguard® Dividend Growth Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.3%)
Communication Services (2.7%)
Alphabet Inc. Class A	1,583,910	609,488
Meta Platforms Inc. Class A	603,139	369,067
		978,555
Consumer Discretionary (9.4%)
Home Depot Inc.	2,804,505	922,121
TJX Cos. Inc.	5,390,664	844,986
NIKE Inc. Class B	16,833,296	746,725
McDonald's Corp.	1,959,753	575,364
Marriott International Inc. Class A	1,070,258	387,102
		3,476,298
Consumer Staples (7.5%)
Coca-Cola Co.	7,767,424	611,762
Kroger Co.	7,221,557	491,572
Procter & Gamble Co.	3,257,307	479,117
Unilever plc	6,404,545	373,482
Colgate-Palmolive Co.	3,493,551	298,210
PepsiCo Inc.	1,744,091	276,421
Walmart Inc.	1,703,822	224,785
		2,755,349
Energy (1.4%)
Exxon Mobil Corp.	3,331,581	514,163
Financials (20.1%)
Mastercard Inc. Class A	2,476,090	1,245,275
Visa Inc. Class A (XNYS)	3,568,720	1,177,107
Wells Fargo & Co.	12,284,700	1,010,171
Blackrock Inc.	937,818	999,339
Marsh & McLennan Cos. Inc.	5,123,994	859,345
Chubb Ltd.	2,255,953	737,697
American Express Co.	2,260,428	730,231
S&P Global Inc.	1,544,536	666,050
		7,425,215
Health Care (14.8%)
Eli Lilly & Co.	1,532,903	1,432,651
Merck & Co. Inc.	7,121,332	777,507
Stryker Corp.	2,433,137	766,755
Danaher Corp.	3,942,773	705,559
Johnson & Johnson	2,749,024	631,863
Elevance Health Inc. (XNYS)	1,268,926	477,649
Abbott Laboratories	4,101,164	372,345
Zoetis Inc.	2,444,770	281,075
		5,445,404
Industrials (14.4%)
Northrop Grumman Corp.	1,602,702	928,734
Honeywell International Inc.	4,203,179	900,867
Automatic Data Processing Inc.	3,402,275	721,078
Caterpillar Inc. (XNYS)	768,689	684,218
Trane Technologies plc	1,265,338	623,230
Canadian National Railway Co.	5,116,835	574,723
AMETEK Inc.	2,136,936	503,249
Deere & Co.	634,459	374,248
		5,310,347
Information Technology (25.8%)
Broadcom Inc.	5,743,240	2,397,401
Microsoft Corp.	4,696,249	1,915,036
Texas Instruments Inc.	4,828,906	1,357,309
Apple Inc.	4,672,088	1,267,771

		Shares	Market Value ($000)
	KLA Corp.	579,872	1,014,979
	Amphenol Corp. Class A	4,192,440	617,421
	QUALCOMM Inc.	3,062,226	549,915
	Intuit Inc.	496,650	192,948
	Accenture plc Class A	1,019,251	182,150
			9,494,930
Materials (2.5%)
	Linde plc	1,820,154	912,152
Utilities (0.7%)
	American Water Works Co. Inc.	2,009,866	258,107
Total Common Stocks (Cost $21,424,051)			36,570,520
Temporary Cash Investments (0.9%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 3.685%	262	26
		Face Amount ($000)
Repurchase Agreements (0.9%)
	Bank of America Securities, LLC 3.650%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $20,002, collateralized by U.S. Treasury Obligations 0.000%–4.375%, 7/9/2026–2/15/2053, with a value of $20,400)	20,000	20,000
	Bank of America Securities, LLC 3.660%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $45,005, collateralized by U.S. Government Agency Obligations 6.000%, 6/1/2055–8/1/2055, with a value of $45,901)	45,000	45,000
	Credit Agricole Securities 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $91,209, collateralized by U.S. Treasury and Government Agency Obligations 0.125%–5.500%, 5/31/2026–12/8/2055, with a value of $93,024)	91,200	91,200
	JP Morgan Securities, LLC 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $20,002, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 5/31/2026–5/15/2027, with a value of $20,400)	20,000	20,000
	Natixis SA 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $27,103, collateralized by U.S. Treasury Obligations 0.125%–2.875%, 7/15/2026–2/15/2047, with a value of $27,642)	27,100	27,100
	NatWest Markets plc 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $27,703, collateralized by U.S. Treasury Obligations 2.875%, 5/15/2028, with a value of $28,254)	27,700	27,700
	Nomura International plc 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $20,002, collateralized by U.S. Treasury Obligations 4.375%, 12/31/2029, with a value of $20,400)	20,000	20,000
	Societe Generale 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $83,508, collateralized by U.S. Treasury Obligations 3.750%, 6/30/2027, with a value of $85,170)	83,500	83,500
			334,500
Total Temporary Cash Investments (Cost $334,526)			334,526
Total Investments (100.2%) (Cost $21,758,577)			36,905,046
Other Assets and Liabilities—Net (-0.2%)			(57,517)
Net Assets (100%)			36,847,529
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	36,197,038	373,482	—	36,570,520
Temporary Cash Investments	26	334,500	—	334,526
Total	36,197,064	707,982	—	36,905,046